Provisions - Schedule of Provisions (Details) - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Schedule of Provisions [Abstract]
Employee entitlements	$ 11,922	$ 10,484
Interest and penalties on taxes	94,470	16,970
Total	106,392	27,454
Balance at beginning of year	27,454	24,200
Movement in the provision for interest and penalties on taxes	77,500
Movement in employee entitlements	1,438	3,254
Balance at end of year	$ 106,392	$ 27,454